DEBENTURES - Movements in debentures (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
CURRENT Financial Institutions
Balance at beginning of the year	R$ 183,432		R$ 12,442
Raising			168,000
Additions	5,586		7,680
Charges	41,512		29,539
Amortization of the Principal	(60,100)		(33,134)
Transfer	(131,833)		(1,095)
Classification - Held for Sale	(2,524)
Balance at end of the year	36,073		183,432
NON-CURRENT Financial Institutions
Balance at beginning of the year	287,347		188,933
Additions	109,832		107,248
Charges	8,941
Amortization of the Principal	(10,754)
Transfer	131,857		(8,834)
Classification - Held for Sale	(95,068)
Balance at end of the year	432,155		287,347
Balance at beginning of the year	470,779		201,375
Raising			168,000
Additions	115,418		114,928
Charges	50,453		29,539
Amortization of the Principal	(70,854)		(33,134)
Transfer	24		(9,929)
Classification - Held for Sale	(97,592)
Balance at end of the year	468,228		470,779
BASA/FDA
CURRENT Financial Institutions
Balance at beginning of the year	22,658	$ 12,442
Charges	16,576	19,006
Amortization of the Principal	(17,579)	(17,625)
Transfer	(324)		8,835
Balance at end of the year	21,331	22,658	22,658
NON-CURRENT Financial Institutions
Balance at beginning of the year	180,099	188,933
Transfer	324		(8,834)
Balance at end of the year	180,423	180,099	180,099
Bradesco
CURRENT Financial Institutions
Balance at beginning of the year	153,094
Raising | $		168,000
Charges	11,945	10,533
Amortization of the Principal	(17,584)	(15,509)
Transfer	(136,848)		(9,930)
Balance at end of the year	10,607	153,094	153,094
NON-CURRENT Financial Institutions
Charges	4,654
Transfer	136,872
Balance at end of the year	141,526
BNDES/BRDE
CURRENT Financial Institutions
Balance at beginning of the year	7,680
Additions | $		7,680
Charges	10,595
Amortization of the Principal	(21,090)
Transfer	5,339
Classification - Held for Sale	(2,524)
Balance at end of the year		7,680	7,680
NON-CURRENT Financial Institutions
Balance at beginning of the year	107,248
Additions | $		107,248
Charges	3,913
Amortization of the Principal	(10,754)
Transfer	(5,339)
Classification - Held for Sale	(95,068)
Balance at end of the year		$ 107,248	R$ 107,248
CITIBANK S/A
CURRENT Financial Institutions
Additions	5,586
Charges	2,396
Amortization of the Principal	(3,847)
Balance at end of the year	4,135
NON-CURRENT Financial Institutions
Additions	109,832
Charges	374
Balance at end of the year	R$ 110,206